Share Capital (Schedule of Share Capital Number and Amount Outstanding) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares		Dec. 31, 2017 USD ($) shares
Issuance of common shares on exercise of stock options, Number of shares | shares	6,400		4,400
Beginning Balance, Amount	$ 24,173	[1]	$ 10,382
Adjustment for partial shares on share consolidation, Amount
Issuance of common shares, Amount			19,725
Warrants exercised, Amount			1,966
Issuance of common shares on exercise of stock options, Amount	40		20
Ending Balance, Amount	$ 10,961		$ 24,173	[1]
Common Shares [member]
Beginning Balance, Number of shares | shares	15,436,879		12,544,960
Adjustment for partial shares on share consolidation, Number of shares | shares			(1)
Issuance of common shares, Number of shares | shares			2,682,742
Warrants exercised, Number of shares | shares			200,575
Issuance of common shares on vesting of performance share units, Number of shares | shares	4,204		4,203
Issuance of common shares on exercise of stock options, Number of shares | shares	6,400		4,400
Ending Balance, Number of shares | shares	15,447,483		15,436,879
Beginning Balance, Amount	$ 387,746		$ 365,923
Adjustment for partial shares on share consolidation, Amount
Issuance of common shares, Amount			19,725
Warrants exercised, Amount			1,966
Issuance of common shares on vesting of performance share units, Amount	96		96
Issuance of common shares on exercise of stock options, Amount	69		36
Ending Balance, Amount	$ 387,911		$ 387,746

[1]	Restated (Note 5)